Income Tax Expense (Narrative) (Details) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Statement [Line Items]
Uncertain tax positions amount if recognized, that would affect effective rate	$ 1,200,000
Accrued interest associated with uncertain tax positions	$ 117,000	$ 45,000	$ 50,000
Foreign and United States jurisdictions, period of statutes of limitations, years				3 years	5 years